SITE CLOSURE PROVISIONS	12 Months Ended
Dec. 31, 2025
SITE CLOSURE PROVISIONS
SITE CLOSURE PROVISIONS
18.	SITE CLOSURE PROVISIONS

	Musselwhite	Camino	Nevada	Cerro Quema
	Mine	Rojo	projects	Project	Total
At January 1, 2024	$—	$4,826	$2,098	$500	$7,424
Acquisition of Contact Gold Corp.	—	—	156	—	156
Changes in cost estimates	—	1,244	433	—	1,677
Accretion during the year (note 7)	—	483	21	—	504
At December 31, 2024	—	6,553	2,708	500	9,761
Acquisition of Musselwhite Mine (note 12)	49,709	—	—	—	49,709
Required remeasurement under IAS 37	46,462	—	—	—	46,462
Changes in cost estimates	(3,197)	573	474	—	(2,150)
Accretion during the year (note 7)	2,416	534	116	—	3,066
At December 31, 2025	$95,390	$7,660	$3,298	$500	$106,848

As at December 31, 2025, the site closure provisions for the Musselwhite Mine were measured using a long-term risk-free discount rate of 3.6% in accordance with IAS 37 «Provisions, Contingent Liabilities, and Contingent Assets».

We initially recognized the obligation at fair value on the acquisition date using a market-based discount rate, as required by IFRS 3 «Business Combinations». The subsequent remeasurement under IAS 37 «Provisions, Contingent Liabilities, and Contingent Assets» resulted in a $46.5 million increase in the provision, solely attributable to the change in discount rate methodology between the two accounting standards. There were no changes to the underlying estimated reclamation and closure costs.

			Undiscounted
		Estimated	risk-adjusted
		settlement dates	cash flows	Inflation rate	Discount rate
December 31, 2025	Musselwhite Mine	2029 to 2074	$121,310	2.0%	3.6%
	Camino Rojo	2033 to 2047	$13,072	3.7%	8.5%
	Nevada projects	2037 to 2039	$3,349	2.4%	4.0%
	Cerro Quema		$500	—	—

December 31, 2024	Camino Rojo	2033 to 2047	$11,085	4.0%	9.5%
	Nevada projects	2037 to 2039	$2,780	2.4%	3.9%
	Cerro Quema		$500	—	—